Accounts receivable, net	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
Accounts receivable, net

Note 6 – Accounts receivable, net

	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Accounts receivable	$179,426	$239,978
Allowance for credit losses	(2,438)	(2,504)
Total accounts receivable, net	$176,988	$237,474

As of June 30, 2024 and December 31, 2023, the Company had allowance for credit losses of $2,438 and $2,504, respectively.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Movements of allowance for credit losses from accounts receivable are as follows:

	For the Six Months ended June 30, 2024	For the Year Ended December 31, 2023
	(Unaudited)
Beginning balance	$2,504	$-
Addition	-	2,463
Exchange rate effect	(66)	41
Ending balance	$2,438	$2,504